American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
September 30, 2020

VP Large Company Value - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.7%
Aerospace and Defense — 1.7%
General Dynamics Corp.	3,130	433,286
Raytheon Technologies Corp.	10,410	598,991
		1,032,277
Automobiles — 1.0%
Honda Motor Co. Ltd., ADR	25,110	595,107
Banks — 5.0%
JPMorgan Chase & Co.	12,390	1,192,785
PNC Financial Services Group, Inc. (The)	5,520	606,703
Truist Financial Corp.	16,880	642,284
U.S. Bancorp	15,350	550,298
		2,992,070
Beverages — 1.8%
PepsiCo, Inc.	7,740	1,072,764
Building Products — 1.7%
Johnson Controls International plc	25,130	1,026,561
Capital Markets — 5.8%
Ameriprise Financial, Inc.	4,650	716,612
Bank of New York Mellon Corp. (The)	50,050	1,718,717
Charles Schwab Corp. (The)	13,800	499,974
Northern Trust Corp.	7,120	555,146
		3,490,449
Commercial Services and Supplies — 1.0%
Republic Services, Inc.	6,170	575,970
Communications Equipment — 3.8%
Cisco Systems, Inc.	41,400	1,630,746
F5 Networks, Inc.(1)	5,050	619,989
		2,250,735
Construction Materials — 1.2%
Martin Marietta Materials, Inc.	3,070	722,555
Diversified Financial Services — 4.5%
Berkshire Hathaway, Inc., Class B(1)	12,670	2,697,950
Diversified Telecommunication Services — 3.4%
Verizon Communications, Inc.	34,680	2,063,113
Electric Utilities — 6.0%
Duke Energy Corp.	8,690	769,586
Eversource Energy	8,880	741,924
Pinnacle West Capital Corp.	15,100	1,125,705
Xcel Energy, Inc.	13,670	943,367
		3,580,582
Electrical Equipment — 3.5%
Emerson Electric Co.	30,290	1,986,115
Siemens Energy AG(1)	3,905	105,304
		2,091,419
Electronic Equipment, Instruments and Components — 1.0%
TE Connectivity Ltd.	5,910	577,643
Entertainment — 1.9%
Walt Disney Co. (The)	8,980	1,114,238

Equity Real Estate Investment Trusts (REITs) — 0.9%
Weyerhaeuser Co.	17,880	509,938
Food and Staples Retailing — 2.4%
Koninklijke Ahold Delhaize NV	14,100	417,298
Walmart, Inc.	7,110	994,760
		1,412,058
Food Products — 1.9%
Mondelez International, Inc., Class A	19,830	1,139,234
Health Care Equipment and Supplies — 7.6%
Becton Dickinson and Co.	2,510	584,027
Hologic, Inc.(1)	7,250	481,907
Medtronic plc	24,940	2,591,765
Zimmer Biomet Holdings, Inc.	6,460	879,464
		4,537,163
Health Care Providers and Services — 2.7%
McKesson Corp.	3,830	570,402
Quest Diagnostics, Inc.	3,890	445,366
Universal Health Services, Inc., Class B	5,870	628,207
		1,643,975
Health Care Technology — 1.6%
Cerner Corp.	13,320	962,903
Household Durables — 0.5%
PulteGroup, Inc.	6,770	313,383
Household Products — 4.1%
Colgate-Palmolive Co.	11,540	890,311
Kimberly-Clark Corp.	5,500	812,130
Procter & Gamble Co. (The)	5,280	733,867
		2,436,308
Industrial Conglomerates — 1.6%
Siemens AG	7,810	987,541
Insurance — 4.1%
Aflac, Inc.	28,640	1,041,064
Chubb Ltd.	12,270	1,424,792
		2,465,856
IT Services — 0.9%
Automatic Data Processing, Inc.	3,840	535,642
Oil, Gas and Consumable Fuels — 3.7%
Chevron Corp.	13,880	999,360
ConocoPhillips	15,980	524,783
TOTAL SE, ADR	19,430	666,449
		2,190,592
Paper and Forest Products — 0.9%
Mondi plc	25,170	529,715
Personal Products — 2.7%
Unilever NV, (New York)	26,990	1,630,196
Pharmaceuticals — 9.1%
GlaxoSmithKline plc, ADR	11,220	422,321
Johnson & Johnson	19,780	2,944,846
Merck & Co., Inc.	10,430	865,168
Pfizer, Inc.	22,300	818,410
Roche Holding AG	1,200	410,553
		5,461,298
Road and Rail — 1.2%
Norfolk Southern Corp.	3,230	691,188

Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	7,710	458,360
Intel Corp.	16,930	876,635
Texas Instruments, Inc.	6,980	996,674
		2,331,669
Software — 0.8%
Oracle Corp., (New York)	8,310	496,107
Specialty Retail — 0.8%
Advance Auto Parts, Inc.	3,260	500,410
TOTAL COMMON STOCKS (Cost $51,396,037)		56,658,609
EXCHANGE-TRADED FUNDS — 2.7%
iShares Russell 1000 Value ETF (Cost $1,535,886)	13,680	1,616,019
TEMPORARY CASH INVESTMENTS — 2.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $530,086), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $519,791)		519,790
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 9/30/22, valued at $800,731), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $785,001)		785,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	400	400
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,305,190)		1,305,190
TOTAL INVESTMENT SECURITIES — 99.6% (Cost $54,237,113)		59,579,818
OTHER ASSETS AND LIABILITIES — 0.4%		253,034
TOTAL NET ASSETS — 100.0%		$59,832,852

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	26,247	USD	28,756	Morgan Stanley	12/31/20	$(178)
CHF	8,976	USD	9,722	Morgan Stanley	12/31/20	51
CHF	14,382	USD	15,663	Morgan Stanley	12/31/20	(4)
USD	411,630	CHF	376,209	Morgan Stanley	12/31/20	2,006
USD	3,168,856	EUR	2,699,656	Credit Suisse AG	12/31/20	(3,126)
USD	93,407	EUR	79,419	Credit Suisse AG	12/31/20	93
GBP	10,767	USD	13,717	JPMorgan Chase Bank N.A.	12/31/20	186
USD	427,478	GBP	335,643	JPMorgan Chase Bank N.A.	12/31/20	(5,905)
USD	13,244	GBP	10,376	JPMorgan Chase Bank N.A.	12/31/20	(153)
USD	76,338	GBP	60,013	JPMorgan Chase Bank N.A.	12/31/20	(1,151)
USD	99,704	GBP	77,584	JPMorgan Chase Bank N.A.	12/31/20	(472)
USD	158,557	GBP	123,290	JPMorgan Chase Bank N.A.	12/31/20	(635)
USD	46,600	GBP	36,090	JPMorgan Chase Bank N.A.	12/31/20	1
JPY	1,926,631	USD	18,285	Bank of America N.A.	12/30/20	7
USD	518,955	JPY	54,444,864	Bank of America N.A.	12/30/20	2,023
						$(7,257)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	54,208,198	2,450,411	—
Exchange-Traded Funds	1,616,019	—	—
Temporary Cash Investments	400	1,304,790	—
	55,824,617	3,755,201	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	4,367	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,624	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.